Related Party Transaction and Balance (Details) - Schedule of balance with related parties - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Mr. Huaixi Yang [Member]
Related Party Transaction and Balance (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties	$ 3,378
WSYQR Limited [Member]
Related Party Transaction and Balance (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties	65,398
Sunx Global Limited [Member]
Related Party Transaction and Balance (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties	$ 30,647